Disaggregated Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disaggregated Revenues [Abstract]
Schedule of Business Operations

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.

Revenue from external customers	June 30, 2025	December 31, 2024
IVF treatment service	$2,019,628	$5,433,375
Surrogacy, ancillary caring and other services	—	—
Total revenues	$2,019,628	$5,433,375

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.

	For the year ended December 31,
Revenue from external customers	2024	2023	2022
IVF treatment service	$5,433,375	$4,021,696	$2,819,163
Surrogacy, ancillary caring and other services	—	1,114,457	3,125,027
Total revenues	$5,433,375	$5,136,153	$5,944,190

Schedule of Geographical Information

Geographical information

Revenue from external customers originated from	June 30, 2025	December 31, 2024
HK SAR	—	$—
Kyrgyzstan	1,053,907	2,656,596
Cambodia	354,933	601,526
Thailand	576,102	2,175,253
China	34,686	—
Total revenues	2,019,628	$5,433,375

Geographical information

	December 31,
Revenue from external customers originated from	2024	2023	2022
HK SAR	$—	34,038	$—
Kyrgyzstan	2,656,596	3,123,593	5,060,973
Cambodia	601,526	621,619	377,608
Thailand	2,175,253	1,356,903	505,609
Total revenues	$5,433,375	5,136,153	$5,944,190

Schedule of Revenue Information Based on the Locations

The revenue information above is based on the locations where the revenue originated.

Long-lived assets located at	June 30, 2025	December 31, 2024
HK SAR	$275,778	3,081
China	6,975	8,370
Kyrgyzstan	—	—
Cambodia	710,189	47,902
Thailand	362,188	312,313

	$1,355,130	371,666

The revenue information above is based on the locations where the revenue originated.

	December 31,
Long-lived assets located at	2024	2023	2022
HK SAR	$3,081	$584	—
China	8,370	—	—
Kyrgyzstan	—	—	22,513
Cambodia	47,902	137,472	229,085
Thailand	312,313	307,948	254,745
	$371,666	$446,004	506,343